Other Non-current Assets	9 Months Ended
Sep. 30, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-current Assets
5.	Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,	As of September 30,
	2020	2021	2021
	RMB	RMB	US$
Rental and industry customer deposits	86,306	103,626	16,083
Prepayments	18,469	38,312	5,946
Other receivables	726	230	35

Total other non-current assets	105,501	142,168	22,064